Equity-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Mar. 11, 2022	Nov. 02, 2021	Oct. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 18, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense						$ 14.5
Compensation expense expected to be recognized						4 years
Shares Granted						4,100,000
Stock Option Exercise Price			$ 13.09
Stock options exercised						0
Stock options forfeited				0		0
Stock option, exercise price, decrease		$ 0.23
Stock options outstanding				6,700,000
Directors | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Special dividend per share									$ 0.23
Dividend Paid Date		Nov. 02, 2021
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period	1,400,000		1,408,773			1,408,773
Equity-based compensation expense				$ 1.3	$ 0.0	$ 6.0	$ 4.3	$ 5.2
Unrecognized compensation expense						$ 16.9
Compensation expense expected to be recognized						4 years
Weighted average grant date fair value	$ 10.26
Shares Outstanding				2,700,000		1,400,000
Shares Vested						0
Unrecognized compensation expense				$ 31.0
RSUs | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years			5 years
RSUs | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years					4 years
Expiration period						10 years
Equity-based compensation expense				1.1	$ 0.0
Shares Granted	2,600,000		3,061,486
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	10 years
Unrecognized compensation expense				$ 24.0
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted			1,000,000
Stock Option Exercise Price	$ 10.26		$ 15
Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense						$ 9.1
Compensation expense expected to be recognized						3 years